Reverse Stock Splits (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2013	Dec. 31, 2013	Dec. 31, 2014	Dec. 02, 2013	Feb. 14, 2013
Reverse Stock Splits [Line Items]
Stockholders' Equity, Reverse Stock Split	1 for 10	five-to-one reverse stock split
Common Stock, Par or Stated Value Per Share		$ 0.001	0.001	$ 0.001	$ 0.001
Maximum [Member]
Reverse Stock Splits [Line Items]
Stockholders Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares			94,324,530
Minimum [Member]
Reverse Stock Splits [Line Items]
Stockholders Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares			18,864,906